Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company’s income (loss) before income tax from continuing operations consists of:

	For the year ended December 31,
	2017	2016	2015

Non-PRC	$(3,123)	$(5,323)	$(2,052)
PRC	48,167	4,929	4,808
Total	$45,044	$(394)	$2,756

Schedule Of Income Before Income Tax From Discontinuing Operations, Domestic And Foreign [Table Text Block]	The Company’s income (loss) before income tax from discontinued operations consists of:
	For the year ended December 31,
	2017	2016	2015

Non-PRC	$-	$-	$-
PRC	-	2,338	(728)
Total	$-	$2,338	$(728)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income taxes attributed to the continuing operations in China consist of:

	For the year ended December 31,
	2017	2016	2015

Current income tax expenses	$(13,260)	$(3,671)	$(3,318)
Deferred tax benefits	4,921	1,007	333
Total income tax expense	$(8,339)	$(2,664)	$(2,985)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income from continuing operations before income taxes for the years ended December 31, 2017, 2016 and 2015:

	For the year ended December 31,
	2017	2016	2015

Income (loss) from continuing operations before income taxes	$45,044	$(394)	$2,756
Income tax benefit (expense) at the PRC statutory rate	(11,261)	99	(689)
International tax rate differential	(781)	(1,331)	(513)
Super deduction for research and development expenses	1,257	461	463
Non-deductible expenses	(577)	(1,141)	(1,512)
Other adjustments	(5)	89	(98)
Effect of preferential tax rate	5,406	1,635	1,473
Change in valuation allowance	(2,309)	(2,430)	(1,618)
Effect of PRC withholding tax	(69)	(59)	(89)
Effect of prior year adjustment and restatement	-	13	(402)
Income tax expense	$(8,339)	$(2,664)	$(2,985)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences from continuing operations that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2017	2016
Inventories	275	697
Accrued expenses	8,483	3,121
Deferred government grants	684	233
Fixed assets	3,484	2,327
Tax losses carried forward	6,375	6,035
Less: valuation allowance	(9,981)	(8,469)
Deferred tax assets	$9,320	$3,944

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2017	2016	2015

Balance at January 1	1,842	2,027	1,490
Additions for tax positions of the current year	271	183	479
Additions for tax positions of the prior years	-	-	281
Settlement with the taxing authority	-	-	(107)
Lapse of statute of limitations	(240)	(368)	(116)
Balance at December 31	$1,873	$1,842	$2,027